UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
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Address:    124 Verdae Blvd, Suite 504
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            Greenville, SC 29608
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Form 13F File Number:   28-13456
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philip Thomas
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Title:      CCO
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Phone:      917-541-8676
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Signature, Place, and Date of Signing:

      /s/ Philip Thomas             New York, NY                   8/14/2009
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-12695                      Mutuals Advisors, Inc.
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
Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     84
                                            ------------------------------

Form 13F Information Table Value Total:     $86,254
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12695                                Mutuals Advisors, Inc

                                                           VALUE    SHRS OR SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP     (X*$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
 --------------------------- --------------   --------- ----------- ------- ---  ---- ----------  -------- -------------------------
AGNICO EAGLE MINES LTD       COM              008474108      1,333   25,407 SH         SOLE                25,407
ALTRIA GROUP INC             COM              02209S103      3,360  205,000 SH         OTHER                         205,000
ALTRIA GROUP INC             COM              02209S103         15      930 SH         SOLE                   930
ALTRIA GROUP INC             COM              02209S103         22    1,329 SH         SOLE                                    1,329
AMAZON COM INC               COM               23135106        418    5,000 SH         OTHER                           5,000
ARCSIGHT INC                 COM              039666102        851   47,908 SH         SOLE                47,908
BANK OF AMERICA CORPORATION  COM               60505104          5      367 SH         SOLE                   367
BANK OF AMERICA CORPORATION  COM               60505104        160   12,102 SH         SOLE                                   12,102
BRISTOL MYERS SQUIBB CO      COM              110122108        508   25,000 SH         OTHER                          25,000
BRISTOL MYERS SQUIBB CO      COM              110122108          9      452 SH         SOLE                   452
BRISTOL MYERS SQUIBB CO      COM              110122108         31    1,508 SH         SOLE                                    1,508
BRITISH AMERN TOB PLC        SPONSORED ADR    110448107      5,580  100,000 SH         OTHER                         100,000
BRITISH AMERN TOB PLC        SPONSORED ADR    110448107        153    2,750 SH         SOLE                 2,750
CARTER INC                   COM              146229109        369   15,000 SH         OTHER                          15,000
CENTRAIS ELETRICAS BRASILEIR SPONSORED ADR    15234Q207      1,132   77,669 SH         SOLE                77,669
CERNER CORP                  COM              156782104      1,365   21,913 SH         SOLE                21,913
CHANGYOU COM LTD             ADS REP CL A     15911M107        342    8,914 SH         SOLE                 8,914
DIAGEO P L C                 SPON ADR NEW     25243Q205      3,292   57,500 SH         OTHER                          57,500
DIAGEO P L C                 SPON ADR NEW     25243Q205         90    1,574 SH         SOLE                 1,574
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S101        458  150,000 SH         OTHER                         150,000
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S101        291   95,402 SH         SOLE                95,402
DWS HIGH INCOME TR           SHS BEN INT      23337C109        440  125,000 SH         OTHER                         125,000
DWS HIGH INCOME TR           SHS BEN INT      23337C109        287   81,598 SH         SOLE                81,598
ICU MED INC                  COM              44930G107        412   10,000 SH         OTHER                          10,000
ISHARES INC                  MSCI TAIWAN      464286731        858   85,000 SH         OTHER                          85,000
ISHARES INC                  MSCI JAPAN       464286848        213   22,545 SH         SOLE                22,545
ISHARES SILVER TRUST         ISHARES          46428Q109        401   30,000 SH         OTHER                          30,000
ISHARES TR                   BARCLYS 20+ YR   464287432        615    6,500 SH         OTHER                           6,500
ISHARES TR                   MSCI EMERG MKT   464287234      1,450   45,000 SH         OTHER                          45,000
ISHARES TR                   MSCI GRW IDX     464288885      1,386   30,000 SH         OTHER                          30,000
ISHARES TR                   RUSSELL1000GRW   464287614      1,641   40,000 SH         OTHER                          40,000
ISHARES TR                   RUSSELL1000GRW   464287614        198    4,820 SH         SOLE                 4,820
ISHARES TR                   US TIPS BD FD    464287176      1,016   10,000 SH         OTHER                          10,000
ISHARES TR                   US TIPS BD FD    464287176        761    7,485 SH         SOLE                 7,485
ISHARES TR                   LEHMAN AGG BND   464287226        585    5,724 SH         SOLE                 5,724
ISHARES TR                   LEHMAN CR BD     464288620        547    5,586 SH         SOLE                 5,586
ISHARES TR                   IBOXX INV CPBD   464287242        857    8,545 SH         SOLE                 8,545
ISHARES TR                   MBS FIXED BDFD   464288588      1,052    9,994 SH         SOLE                 9,994
LILLY ELI & CO               COM              532457108        502   14,500 SH         OTHER                          14,500
LOCKHEED MARTIN CORP         COM              539830109      5,847   72,500 SH         OTHER                          72,500
LOCKHEED MARTIN CORP         COM              539830109        242    3,000 SH         SOLE                 3,000
LOCKHEED MARTIN CORP         COM              539830109         29      362 SH         SOLE                                      362
LONGTOP FINL TECHNOLOGIES LT ADR              54318P108        754   30,714 SH         SOLE                30,714
LORILLARD INC                COM              544147101      7,455  110,000 SH         OTHER                         110,000
LORILLARD INC                COM              544147101        305    4,500 SH         SOLE                 4,500
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100        681   18,000 SH         OTHER                          18,000
MBIA INC                     COM              55262C100        130   30,000 SH         OTHER                          30,000
MEDCO HEALTH SOLUTIONS INC   COM              58405U102        388    8,500 SH         OTHER                           8,500
MELCO CROWN ENTMT LTD        ADR              585464100        788  175,000 SH         OTHER                         175,000
MORGAN STANLEY HIGH YIELD FD COM              61744M104        279   61,237 SH         SOLE                61,237
MYLAN INC                    COM              628530107        261   20,000 SH         OTHER                          20,000
NORTHROP GRUMMAN CORP        COM              666807102      1,073   23,500 SH         OTHER                          23,500
NVE CORP                     COM NEW          629445206        821   16,885 SH         SOLE                16,885
OCWEN FINL CORP              COM NEW          675746309        389   30,000 SH         OTHER                          30,000
OCWEN FINL CORP              COM NEW          675746309        696   53,628 SH         SOLE                53,628
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106        488    5,000 SH         OTHER                           5,000
OSI PHARMACEUTICALS INC      COM              671040103        282   10,000 SH         OTHER                          10,000
PHILIP MORRIS INTL INC       COM              718172109     12,868  295,000 SH         OTHER                         295,000
PHILIP MORRIS INTL INC       COM              718172109      2,008   46,043 SH         SOLE                46,043
PHILIP MORRIS INTL INC       COM              718172109         50    1,149 SH         SOLE                                    1,149
POWERSHARES ETF TRUST        HLTHCR SEC POR   73935X351        700   36,000 SH         OTHER                          36,000
POWERSHARES ETF TRUST        FINL PFD PTFL    73935X229        239   16,417 SH         SOLE                16,417
POWERSHARES ETF TRUST        FTSE RAFI 1000   73935X583        316    8,475 SH         SOLE                 8,475
PROSHARES TR                 ULTRA HLTHCARE   74347R735      1,088   30,000 SH         OTHER                          30,000
PROSHARES TR                 ULTRASHT SP500   74347R883      1,383   25,000 SH         OTHER                          25,000
PROSHARES TR                 ULTRASHT SP500   74347R883        443    8,000 SH         SOLE                 8,000
PROSHARES TR                 PSHS SH MSCI EMR 74347R396        955   18,125 SH         SOLE                18,125
PROSHARES TR                 PSHS SHRT S&P500 74347R503        954   14,512 SH         SOLE                14,512
PUTMAN HIGH INCOME SEC FUND  SHS BEN INT      746779107         97   15,750 SH         SOLE                15,750
RAYTHEON CO                  COM NEW          755111507      3,110   70,000 SH         OTHER                          70,000
RAYTHEON CO                  COM NEW          755111507        111    2,500 SH         SOLE                 2,500
RAYTHEON CO                  COM NEW          755111507         12      273 SH         SOLE                                      273
RYDEX ETF TRUST              S&P500 PUR GRW   78355W403        445   16,864 SH         SOLE                16,864
SELECT SECTOR SPDR TR        SBI INT-TECH     81369Y803      1,457   80,000 SH         OTHER                          80,000
SHANDA INTERACTIVE ENTMT LTD SPONSORED ADR    81941Q203        638   12,198 SH         SOLE                12,198
SPDR SERIES TRUST            S&P OILGAS EXP   78464A730        476   15,000 SH         OTHER                          15,000
SPDR SERIES TRUST            DB INT GVT ETF   78464A490        438    8,364 SH         SOLE                 8,364
SPDR TR                      UNIT SER 1       78462F103      2,759   30,000 SH         OTHER                          30,000
SPDR TR                      UNIT SER 1       78462F103          5       58 SH         OTHER                   58
TENET HEALTHCARE CORP        COM              88033G100        240   85,000 SH         OTHER                          85,000
WISDOMTREE TRUST             JP SMALLCP DIV   97717W836      1,065   28,000 SH         OTHER                          28,000
WYETH                        COM              983024100        454   10,000 SH         OTHER                          10,000
WYETH                        COM              983024100         25      540 SH         OTHER                                     540
WYETH                        COM              983024100          5      104 SH         SOLE                   104